UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
          Report for the Calendar Year or Quarter Ended: March 31, 2005
                Check here if Amendment |X|; Amendment Number: 5
             This Amendment (Check only one.): |_| is a restatement.
                         |X| adds new holdings entries.
              Institutional Investment Manager Filing this Report:
              Name: Nierenberg Investment Management Company, Inc.
                          Address: 19605 NE 8th Street
                                 Camas, WA 98607
                        13F File Number: (Initial filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

        Name:  David Nierenberg
        Title: President
        Phone: 360-604-8600

        Signature, Place, and Date of Signing:


                /s/ DAVID NIERENBERG                       April 5, 2005
                -----------------------------         --------------------------
                    David Nierenberg                        Camas, WA

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

    Report Summary:

    Number of Other Included Managers:          -0-
                                            ----------------
    Form 13F Information Table Entry Total:     23
                                            ----------------
    Form 13F Information Table Value Total:     $286,148
                                            ----------------
                                                (thousands)

    List of Other Included Managers:            None
                                            ----------------

Form 13F Information Table

ITEM 1                                  ITEM 2     ITEM 3       ITEM 4        ITEM 5
Name of Issuer                         Title of   Cusip #     Fair Market   Number of
                                        Class                    Value        Shares
                                                              (thousands)
Advanced Digital Information Corp.      Common    007525108     16,500      2,027,045
AmNet Mortgage, Inc.                    Common    02926T103     12,355      1,371,200
Bombay Co. Inc.                         Common    097924104     17,781      3,354,900
Mexican Restaurants, Inc.               Common    14712P104      9,115      1,002,700
Brooks Automation, Inc.                 Common    114340102     26,915      1,773,056
Credence Systems Corp.                  Common    225302108     22,720      2,872,300
Denbury Resources, Inc.                 Common    247916208     18,068        512,869
Electro Scientific Inds. Inc.           Common    285229100     11,469        591,500
Genesis Energy, LP                      Common    371927104        232         26,100
Hewlett-Packard Co.                     Common    428236103        255         11,600
Korea Fund Inc.                         Common    500634100     10,572        401,200
Korea Equity Fund, Inc.                 Common    50063B104      3,224        484,800
Leucadia National Corp.                 Common    726540503        155          4,500
MedCath Corp.                           Common    58404W109     38,375      1,309,733
Metallic Ventures Gold, Inc.            Common    591253109      8,785      7,085,361
WTS Metallic Ventures Gold              Common    591253109         50        371,700
Motorola Inc.                           Common    620076109        254         17,000
Natus Medical, Inc.                     Common    639050103     21,441      2,564,714
Nortel Networks Corp.                   Common    656568102        273        100,000
Pediatric Services of America, Inc.     Common    705323103     15,145      1,227,330
The St.Paul Travelers Companies, Inc.   Common    23427N104        257          7,000
Superior Energy Services, Inc.          Common    868157108     33,812      1,965,800
Yamana Gold Inc.                        Common    98462Y100     18,395      5,536,000

Item 6 Nierenberg Investment Management Company, Inc. has sole investment discretion.

Item 7      Not applicable

Item 8 Nierenberg Investment Management Company, Inc. has sole voting authority.

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